Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (76)
Tax benefit/charge in other comprehensive income	23	£ 5	£ (37)
Ending balance	11	(76)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(76)	(50)
Adjustment on initial application of IFRS 16 (see note 1b)	15
Exchange differences	(5)	(13)
Income statement (charge) benefit	64	(42)
Disposal through business disposal		16
Tax benefit/charge in other comprehensive income	18	9
Tax charge in equity	(5)	4
Ending balance	11	(76)	(50)
Trading losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	20	9
Exchange differences	(1)
Income statement (charge) benefit	70	11
Ending balance	89	20	9
Returns provisions [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	31	34
Exchange differences	(1)	1
Income statement (charge) benefit	(10)	(4)
Ending balance	20	31	34
Retirement benefit obligations [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(55)	(44)
Exchange differences	(1)	1
Income statement (charge) benefit	(4)	(21)
Tax benefit/charge in other comprehensive income	22	9
Ending balance	(38)	(55)	(44)
Deferred revenue [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	68	42
Exchange differences	(3)	6
Income statement (charge) benefit	(24)	20
Ending balance	41	68	42
Goodwill and intangible [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(205)	(155)
Exchange differences	6	(16)
Income statement (charge) benefit		(34)
Ending balance	(199)	(205)	(155)
Other [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	65	64
Adjustment on initial application of IFRS 16 (see note 1b)	15
Exchange differences	(5)	(5)
Income statement (charge) benefit	32	(14)
Disposal through business disposal		16
Tax benefit/charge in other comprehensive income	(4)
Tax charge in equity	(5)	4
Ending balance	£ 98	£ 65	£ 64